Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Allowance for loan losses of loans receivable (in dollars)	$ 3,007,395	$ 2,919,594
Accumulated depreciation on premises and equipment (in dollars)	6,519,729	6,126,823
Valuation allowance on mortgage servicing rights (in dollars)	$ 0	$ 47,354
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	1,800,244	1,791,513